UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877.244.6235

Date of fiscal year end: 11/30/2019

Date of reporting period: 2/28/2019

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 8.13%

Healthcare - Services - 8.13%
Catasys, Inc. (a) (b)	66,000	$665,940

TOTAL COMMON STOCKS (Cost $326,776)		665,940

EXCHANGE-TRADED FUND - 100.48%

Equity Fund - 100.48%
iShares Russell 2000 ETF (a)	52,500	8,230,950

TOTAL EXCHANGE-TRADED FUND (Cost $6,824,538)		8,230,950

OPTIONS PURCHASED (Cost $56,865) - 0.38% (c)		31,275

SHORT-TERM INVESTMENT - 1.75%
Federated Government Obligations Fund - Institutional Class, 2.28% (d)	143,582	143,582
TOTAL SHORT-TERM INVESTMENT (Cost $143,582)		143,582

TOTAL INVESTMENTS (Cost $7,351,761) – 110.74%		$9,071,747

OPTIONS WRITTEN (Proceeds $1,257,097) - (11.58%) (e)		(949,060)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.84%		68,895

NET ASSETS - 100%		$8,191,582

(a) All or a portion of the security is segregated as collateral for options written.

(b) Non-income producing security.

(c) Please refer to the Schedule of Options Purchased for details of options purchased.

(d) Rate shown represents the 7-day effective yield at February 28, 2019, is subject to change and resets daily.

(e) Please refer to the Schedule of Options Written for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
February 28, 2019 (Unaudited)

OPTIONS PURCHASED - 0.38%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.38%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	90	$20,025,000	$2,225.00	3/1/2019	$450
CBOE S&P 500 Index	90	$19,350,000	$2,150.00	3/29/2019	5,850
CBOE S&P 500 Index	90	$20,025,000	$2,225.00	4/30/2019	24,975
TOTAL PUT OPTIONS PURCHASED (Cost $56,865)					31,275

TOTAL OPTIONS PURCHASED (Cost $56,865)					$31,275

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
February 28, 2019 (Unaudited)

OPTIONS WRITTEN - (11.58)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (4.02)%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	30	$9,225,000	$3,075.00	12/18/2020	$329,700
TOTAL CALL OPTIONS WRITTEN (Proceeds $392,222)					329,700

PUT OPTIONS WRITTEN - (7.56)%
CBOE S&P 500 Index	54	$13,500,000	$2,500.00	12/20/2019	299,920
CBOE S&P 500 Index	52	$12,740,000	$2,450.00	3/20/2020	319,440
TOTAL PUT OPTIONS WRITTEN (Proceeds $864,875)					619,360

TOTAL OPTIONS WRITTEN (Proceeds $1,257,097)					$949,060

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS- 112.97%	Shares	Fair Value

Equity Funds - 111.09%
iShares MSCI EAFE ETF (a)	148,500	$9,544,095
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	9,850	456,744
WisdomTree International SmallCap Dividend Fund (a)	6,216	410,753
		10,411,592

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,819,039)		10,411,592

OPTIONS PURCHASED (Cost $66,975) - 0.39% (b)		36,835

SHORT-TERM INVESTMENT - 0.99%
Federated Government Obligations Fund - Institutional Class, 2.28% (c)	92,771	92,771
TOTAL SHORT-TERM INVESTMENT (Cost $92,771)		92,771

TOTAL INVESTMENTS (Cost $9,978,785) – 112.47%		$10,541,198

OPTIONS WRITTEN (Proceeds $1,581,237) - (12.24%) (d)		(1,147,220)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.23)%		(21,243)

NET ASSETS - 100%		$9,372,735

(a) All or a portion of the security is segregated as collateral for options written.

(b) Please refer to the Schedule of Options Purchased for details of options purchased.

(c) Rate shown represents the 7-day effective yield at February 28, 2019, is subject to change and resets daily.

(d) Please refer to the Schedule of Options Written for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
February 28, 2019 (Unaudited)

OPTIONS PURCHASED - 0.39%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.39%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	106	$23,585,000	$2,225.00	3/1/2019	$530
CBOE S&P 500 Index	106	$22,790,000	$2,150.00	3/29/2019	6,890
CBOE S&P 500 Index	106	$23,585,000	$2,225.00	4/30/2019	29,415
TOTAL PUT OPTIONS PURCHASED (Cost $66,975)					36,835

TOTAL OPTIONS PURCHASED (Cost $66,975)					$36,835

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
February 28, 2019 (Unaudited)

OPTIONS WRITTEN - (12.24)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (4.46)%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	38	$11,685,000	$3,075.00	12/18/2020	$417,620
TOTAL CALL OPTIONS WRITTEN (Proceeds $559,642)					417,620

PUT OPTIONS WRITTEN - (7.78)%
CBOE S&P 500 Index	54	$13,500,000	$2,500.00	12/20/2019	352,080
CBOE S&P 500 Index	52	$12,740,000	$2,450.00	3/20/2020	377,520
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,021,595)					729,600

TOTAL OPTIONS WRITTEN (Proceeds $1,581,237)					$1,147,220

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

EXCHANGE-TRADED FUND- 110.04%	Shares	Fair Value

Debt Fund - 110.04%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	120,400	$10,324,300
SPDR Bloomberg Barclays High Yield Bond ETF (a)	174,000	6,210,060
		16,534,360

TOTAL EXCHANGE-TRADED FUND (Cost $16,654,503)		16,534,360

CLOSED END FUNDS- 1.99%

Closed End Funds - 1.99%
Alpine Total Dynamic Dividend Fund (a)	36,000	298,800

TOTAL CLOSED END FUNDS (Cost $304,231)		298,800

OPTIONS PURCHASED (Cost $136,478) - 0.50% (b)		75,060

SHORT-TERM INVESTMENT - 1.27%
Federated Government Obligations Fund - Institutional Class, 2.28% (c)	190,373	190,373
TOTAL SHORT-TERM INVESTMENT (Cost $190,373)		190,373

TOTAL INVESTMENTS (Cost $17,285,585) – 113.80%		$17,098,593

OPTIONS WRITTEN (Proceeds $2,655,894) - (12.33%) (d)		(1,852,680)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.47)%		(220,127)

NET ASSETS - 100%		$15,025,786

(a) All or a portion of the security is segregated as collateral for options written.

(b) Please refer to the Schedule of Options Purchased for details of options purchased.

(c) Rate shown represents the 7-day effective yield at February 28, 2019, is subject to change and resets daily.

(d) Please refer to the Schedule of Options Written for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
February 28, 2019 (Unaudited)

OPTIONS PURCHASED - 0.50%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.50%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	216	$48,060,000	$2,225.00	3/1/2019	$1,080
CBOE S&P 500 Index	216	$46,440,000	$2,150.00	3/29/2019	14,040
CBOE S&P 500 Index	216	$48,060,000	$2,225.00	4/30/2019	59,940
TOTAL PUT OPTIONS PURCHASED (Cost $136,478)					75,060

TOTAL OPTIONS PURCHASED (Cost $136,478)					$75,060

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
February 28, 2019 (Unaudited)

OPTIONS WRITTEN - (12.33)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (4.10)%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	56	$17,220,000	$3,075.00	12/18/2020	$615,440
TOTAL CALL OPTIONS WRITTEN (Proceeds $935,505)					615,440

PUT OPTIONS WRITTEN - (8.23)%
CBOE S&P 500 Index	94	$23,500,000	$2,500.00	12/20/2019	612,880
CBOE S&P 500 Index	86	$21,070,000	$2,450.00	3/20/2020	624,360
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,720,389)					1,237,240

TOTAL OPTIONS WRITTEN (Proceeds $2,655,894)					$1,852,680

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

COMMON STOCKS - 101.81%	Shares	Fair Value

Aerospace & Defense - 3.63%
Lockheed Martin Corp. (b)	4,200	$1,299,522

Agriculture - 2.61%
Altria Group, Inc. (b)	15,400	807,114
Archer-Daniels-Midland Co. (b)	3,000	127,500
		934,614
Banks - 21.56%
Bank of America Corp. (b)	69,000	2,006,520
BB&T Corp. (b)	4,900	249,753
Citigroup, Inc. (b)	21,000	1,343,580
Goldman Sachs Group, Inc. (b)	2,600	511,420
JPMorgan Chase & Co. (b)	17,200	1,794,992
Lloyds Banking Group PLC - ADR (b)	58,000	192,560
PNC Financial Services Group, Inc. (b)	2,300	289,846
Wells Fargo & Co. (b)	26,600	1,327,074
		7,715,745
Beverages - 4.80%
Diageo PLC - ADR (b)	5,800	897,724
PepsiCo, Inc. (b)	7,100	821,044
		1,718,768
Biotechnology - 0.46%
Biogen, Inc. (a) (b)	300	98,403
Gilead Sciences, Inc. (b)	1,000	65,020
		163,423
Building Materials - 0.20%
Johnson Controls International PLC (b)	2,000	70,540

Computers - 7.01%
Apple, Inc. (b)	10,500	1,818,075
International Business Machines Corp. (b)	4,700	649,211
Leidos Holdings, Inc. (b)	665	42,952
		2,510,238
Diversified Financial Services - 3.84%
BlackRock, Inc. (b)	3,100	1,373,982

Food - 3.42%
Sysco Corp. (b)	18,100	1,222,655

Healthcare - Products - 1.90%
Baxter International, Inc. (b)	9,100	680,043

Healthcare - Services - 3.61%
Catasys, Inc. (a) (b)	128,000	1,291,520

Housewares - 0.48%
Scotts Miracle-Gro Co./The (b)	2,100	171,990

Insurance - 3.88%
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,388,970

Internet - 0.41%
Alibaba Group Holding Ltd. - ADR (a)	800	146,424

Investment Companies - 0.08%
BlackRock Capital Investment Corp. (b)	4,500	28,080

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

COMMON STOCKS - 101.81% (Continued)	Shares	Fair Value

Lodging - 0.37%
MGM Resorts International (b)	5,000	$133,750

Media - 1.08%
Comcast Corp. - Class A (b)	10,000	386,700

Oil & Gas - 16.43%
BP PLC - ADR (b)	36,200	1,543,930
Chevron Corp. (b)	8,900	1,064,262
China Petroleum & Chemical Corp. - ADR (b)	5,500	471,900
ConocoPhillips (b)	18,000	1,221,300
Exxon Mobil Corp. (b)	20,000	1,580,600
		5,881,992
Pharmaceuticals - 0.93%
AstraZeneca PLC - ADR (b)	2,800	116,424
Pfizer, Inc. (b)	5,000	216,750
		333,174
Retail - 10.37%
McDonald's Corp. (b)	10,800	1,985,472
Target Corp. (b)	8,800	639,232
Walmart, Inc. (b)	11,000	1,088,890
		3,713,594
Semiconductors - 4.94%
Intel Corp. (b)	32,000	1,694,720
Skyworks Solutions, Inc. (b)	900	73,494
		1,768,214
Software - 7.17%
Microsoft Corp. (b)	22,900	2,565,487

Telecommunications - 2.63%
China Mobile Ltd. - ADR (b)	17,900	943,151

TOTAL COMMON STOCKS (Cost $26,840,215)		36,442,576

CLOSED-END FUNDS - 4.41%
Aberdeen Total Dynamic Dividend Fund (b)	30,000	249,000
Boulder Growth & Income Fund, Inc. (b)	97,000	1,037,900
Special Opportunities Fund, Inc. (b)	22,185	292,842

TOTAL CLOSED-END FUNDS (Cost $1,318,613)		1,579,742

EXCHANGE-TRADED FUNDS - 4.41%

Equity Funds - 3.56%
iShares MSCI EAFE ETF (b)	10,200	655,554
iShares U.S. Financial Services ETF (b)	4,800	616,848
		1,272,402

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,041,345)		1,272,402

OPTIONS PURCHASED (Cost $254,900) - 0.39% (c)		140,307

WP TRUST
WP LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENT - 0.60%
Federated Government Obligations Fund - Institutional Shares, 2.28% (d)	214,334	$214,334
TOTAL SHORT-TERM INVESTMENT (Cost $214,334)		214,334

TOTAL INVESTMENTS (Cost $29,669,407) – 110.77%		$39,649,361

OPTIONS WRITTEN (Proceeds $6,228,923) - (10.95)% (e)		(3,919,640)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.18%		64,178

NET ASSETS - 100%		$35,793,899

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Please refer to the Schedule of Options Purchased for details of options purchased.

(d) Rate shown represents the 7-day effective yield at February 28, 2019, is subject to change and resets daily.

(e) Please refer to the Schedule of Options Written for details of options written.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF OPTIONS PURCHASED

February 28, 2019 (Unaudited)

OPTIONS PURCHASED - 0.39%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.39%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	385	$85,662,500	$2,225.00	3/1/2019	$1,925
CBOE S&P 500 Index	385	$82,775,000	$2,150.00	3/29/2019	25,025
CBOE S&P 500 Index	385	$85,662,500	$2,225.00	4/30/2019	106,837
CBOE S&P 500 Index	1	$250,000	$2,500.00	12/20/2019	6,520
TOTAL PUT OPTIONS PURCHASED (Cost $254,900)					140,307

TOTAL OPTIONS PURCHASED (Cost $254,900)					$140,307

1 Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF OPTIONS WRITTEN

February 28, 2019 (Unaudited)

OPTIONS WRITTEN - (16.67)%

CALL OPTIONS WRITTEN - (4.67)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	125	$38,750,000	$3,100.00	12/18/2020	$1,267,500

TOTAL CALL OPTIONS WRITTEN (Proceeds $2,436,717)					1,267,500

PUT OPTIONS WRITTEN - (12.00%)

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	203	$50,750,000	$2,500.00	12/20/2019	1,323,560
CBOE S&P 500 Index	183	$44,835,000	$2,450.00	3/20/2020	1,328,580
TOTAL PUT OPTIONS WRITTEN (Proceeds $3,792,206)					2,652,140

TOTAL OPTIONS WRITTEN (Proceeds $6,228,923)					$3,919,640

1 Each option contract is equivalent to 100 units of the underlying index.  All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Family of Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, CEFs and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of February 28, 2019.

WP Smaller Companies Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$665,940	$—	$—	$665,940
Exchange-Traded Funds (2)	8,230,950	—	—	8,230,950
Put Options Purchased	31,275	—	—	31,275
Short-Term Investment	143,582	—	—	143,582
Total Assets	$9,071,747	$—	$—	$9,071,747

WP Smaller Companies Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$329,700	$—	$—	$329,700
Put Options Written	619,360	—	—	619,360
Total Liabilities	$949,060	$—	$—	$949,060

WP International Companies Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$10,411,592	$—	$—	$10,411,592
Put Options Purchased	36,835	—	—	36,835
Short-Term Investment	92,771	—	—	92,771
Total Assets	$10,541,198	$—	$—	$10,541,198

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

WP International Companies Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$417,620	$—	$—	$417,620
Put Options Written	729,600	—	—	729,600
Total Liabilities	$1,147,220	$—	$—	$1,147,220

WP Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Closed-End Funds (2)	$298,800	$—	$—	$298,800
Exchange-Traded Funds (2)	16,534,360	—	—	16,534,360
Put Options Purchased	75,060	—	—	75,060
Short-Term Investment	190,373	—	—	190,373
Total Assets	$17,098,593	$—	$—	$17,098,593

WP Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$615,440	$—	$—	$615,440
Put Options Written	1,237,240	—	—	1,237,240
Total Liabilities	$1,852,680	$—	$—	$1,852,680

WP Large Cap Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$36,442,576	$—	$—	$36,442,576
Closed-End Funds (2)	1,579,742	—	—	1,579,742
Exchange-Traded Funds (2)	1,272,402			1,272,402
Put Options Purchased	140,307	—	—	140,307
Short-Term Investment	214,334	—	—	214,334
Total Assets	$39,649,361	$—	$—	$39,649,361

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

WP Large Cap Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$1,267,500	$—	$—	$1,267,500
Put Options Written	2,652,140	—	—	2,652,140
Total Liabilities	$3,919,640	$—	$—	$3,919,640

(1)       As of and during the three month period ended February 28, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All closed-end funds (“CEFs”) and exchange traded funds (“ETFs”) held in the Funds are Level 1 securities. For a detailed break-out of CEFs and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the three month period ended February 28, 2019. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Exchange-Traded and Closed-End Funds – The Funds may invest in Exchange-Traded Funds (“ETFs”) and Closed-End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of February 28, 2019, the iShares Russell 2000 ETF represented 100.48% of the Smaller Companies Fund's net assets, the iShares MSCI EAFE ETF represented 101.83% of the International Companies Fund's net assets and the iShares iBoxx $ High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 68.71% and 41.33% of the Income Fund's net assets, respectively. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov.

Derivative Transactions

As of February 28, 2019, portfolio securities were held in escrow by the custodian as cover for options written by the Funds with values as follows:

Value
WP Smaller Companies Income Plus Fund	$8,896,890
WP International Companies Income Plus Fund	10,411,593
WP Income Plus Fund	16,833,160
WP Large Cap Income Plus Fund	39,294,849

The average monthly notional value of options contracts purchased and written by each Fund during the three month period ended February 28, 2019 were as follows:

WP Smaller Companies Income Plus Fund	Average Notional Value
Put Options Purchased	$58,686,667
Call Options Written	2,152,500
Put Options Written	10,251,667

WP International Companies Income Plus Fund	Average Notional Value
Put Options Purchased	$68,873,333
Call Options Written	2,255,000
Put Options Written	4,246,667

WP Income Plus Fund	Average Notional Value
Put Options Purchased	$138,906,667
Call Options Written	2,460,000
Put Options Written	7,023,333

WP Large Cap Income Plus Fund	Average Notional Value
Put Options Purchased	$246,638,333
Call Options Written	2,066,667
Put Options Written	15,111,667

As of February 28, 2019, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

WP Smaller Companies Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$31,275	$31,275
Total Assets		$31,275	$31,275

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$329,700	$329,700
Put options written	Options written, at value	619,360	619,360
Total Liabilities		$949,060	$949,060

WP International Companies Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$36,835	$36,835
Total Assets		$36,835	$36,835

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$417,620	$417,620
Put options written	Options written, at value	729,600	729,600
Total Liabilities		$1,147,220	$1,147,220

WP Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$75,060	$75,060
Total Assets		$75,060	$75,060

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$615,440	$615,440
Put options written	Options written, at value	1,237,240	1,237,240
Total Liabilities		$1,852,680	$1,852,680

WP Large Cap Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$140,307	$140,307
Total Assets		$140,307	$140,307

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$1,267,500	$1,267,500
Put options written	Options written, at value	2,652,140	2,652,140
Total Liabilities		$3,919,640	$3,919,640,

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the three month period ended February 28, 2019, are recorded in the following locations in the Statements of Operations:

WP Smaller Companies Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$4,043	$4,043
Call options written	Options written	(27,301)	(27,301)
Put option written	Options written	629,005	629,005
		$605,747	$605,747

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(191,000)	$(191,000)
Call options written	Options written	24,089	24,089
Put option written	Options written	(215,251)	(215,251)
		$(382,162)	$(382,162)

WP International Companies Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$4,536	$4,536
Call options written	Options written	(4,962)	(4,962)
Put option written	Options written	740,227	740,227
		$739,801	$739,801

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(153,864)	$(153,864)
Call options written	Options written	24,089	24,089
Put option written	Options written	(322,195)	(322,195)
		$(451,970)	$(451,970)

WP Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$7,934	$7,934
Call options written	Options written	35,078	35,078
Put option written	Options written	1,233,435	1,233,435
		$1,276,447	$1,276,447

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(309,357)	$(309,357)
Call options written	Options written	50,907	50,907
Put option written	Options written	(517,337)	(517,337)
		$(775,787)	$(775,787)

WP Large Cap Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$6,888	$6,888
Call options written	Options written	286,177	286,177
Put option written	Options written	2,600,222	2,600,222
		$2,893,287	$2,893,287

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(550,180)	$(550,180)
Call options written	Options written	115,409	115,409
Put option written	Options written	(1,048,471)	(1,048,471)
		$(1,483,242)	$(1,483,242)

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2019.

WP Smaller Companies Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written	$949,060	(1)	$—	$949,060	(1)	$872,926	(2)	$76,134	$—
Contracts
Total	$949,060	(1)	$—	$949,060	(1)	$872,926	(2)	$76,134	$—

WP International Companies Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written	$1,147,220	(1)	$—	$1,147,220	(1)	$1,147,220	(2)	$—	$—
Contracts
Total	$1,147,220	(1)	$—	$1,147,220	(1)	$1,147,220	(2)	$—	$—

WP Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written	$1,852,680	(1)	$—	$1,852,680	(1)	$1,852,680	(2)	$—	$—
Contracts
Total	$1,852,680	(1)	$—	$1,852,680	(1)	$1,852,680	(2)	$—	$—

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

WP Large Cap Income Plus Fund:

Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written	$3,919,640	(1)	$—	$3,919,640	(1)	$3,919,640	(2)	$—	$—
Contracts
Total	$3,919,640	(1)	$—	$3,919,640	(1)	$3,919,640	(2)	$—	$—

(1) Written options at value as presented in the Funds’ Schedules of Written Options.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2019 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
WP Smaller Companies Income Plus Fund	$7,326,171	$1,832,677	$(87,101)	$1,745,576
WP International Companies Income Plus Fund	9,948,644	717,084	(124,530)	592,554
WP Income Plus Fund	17,232,568	196,256	(330,231)	(133,975)
WP Large Cap Income Plus Fund	31,855,738	8,770,651	(977,028)	7,793,623

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 29, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	April 29, 2019